Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Plan assets:
Balances at beginning of year	$ 1,083,716	$ 1,055,349
Balances at end of year	1,020,944	1,083,716	$ 1,055,349
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	244,882	250,144	302,446
Other accruals	(522,280)	(508,581)	(513,433)
Other long-term liabilities	(613,367)	(628,309)	(688,168)
Domestic Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	621,873	648,480	577,736
Projected benefit obligations:
Balances at beginning of year	653,338	582,036	466,827
Service costs	21,120	21,342	23,176
Interest costs	24,535	26,266	18,444
Actuarial (gains) losses	(40,602)	68,748	(5,488)
Acquisitions of businesses and other		2,242	113,174
Benefits paid	(33,600)	(47,296)	(34,097)
Balances at end of year	624,791	653,338	582,036
Plan assets:
Balances at beginning of year	896,071	870,386	703,563
Actual returns on plan assets	(3,866)	72,256	128,117
Acquisitions of businesses and other		725	72,803
Benefits paid	(33,600)	(47,296)	(34,097)
Balances at end of year	858,605	896,071	870,386
Excess (deficient) plan assets over projected benefit obligations	233,814	242,733	288,350
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	233,814	$ 242,733	$ 288,350
Other long-term liabilities
Total	233,814	$ 242,733	$ 288,350
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(120,454)	(107,057)	(59,272)
Prior service costs	(5,138)	(6,448)	(6,043)
Total recognized in Cumulative other comprehensive loss	$ (125,592)	$ (113,505)	$ (65,315)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate (percentage)	4.40%	3.95%	4.65%
Rate of compensation increase (percentage)	3.14%	4.00%	4.00%
Weighted-average assumptions used to determine net pension costs:
Discount rate (percentage)	3.95%	4.65%	3.73%
Expected long-term rate of return on assets (percentage)	6.00%	6.00%	6.00%
Rate of compensation increase (percentage)	4.00%	4.00%	4.00%
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations at end of year	$ 172,426	$ 203,610	$ 187,670
Projected benefit obligations:
Balances at beginning of year	234,524	222,996	168,758
Service costs	5,071	5,261	5,039
Interest costs	8,719	10,422	7,940
Actuarial (gains) losses	(3,045)	32,551	5,939
Acquisitions of businesses and other	1,072	(6,692)	39,622
Settlements	(18,707)	(3,370)
Effect of foreign exchange	(17,211)	(18,987)	1,549
Benefits paid	(8,569)	(7,657)	(5,851)
Balances at end of year	201,854	234,524	222,996
Plan assets:
Balances at beginning of year	187,645	184,963	133,013
Actual returns on plan assets	4,844	20,240	20,316
Acquisitions of businesses and other	11,424	7,328	36,106
Settlements	(18,707)	(3,370)
Effect of foreign exchange	(14,298)	(13,859)	1,379
Benefits paid	(8,569)	(7,657)	(5,851)
Balances at end of year	162,339	187,645	184,963
Excess (deficient) plan assets over projected benefit obligations	(39,515)	(46,879)	(38,033)
Assets and liabilities recognized in the Consolidated Balance Sheets:
Deferred pension assets	11,068	7,411	14,096
Other accruals	(1,442)	(810)	(1,126)
Other long-term liabilities	(49,141)	(53,480)	(51,003)
Total	(39,515)	(46,879)	(38,033)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(41,741)	(47,574)	(35,183)
Total recognized in Cumulative other comprehensive loss	$ (41,741)	$ (47,574)	$ (35,183)
Weighted-average assumptions used to determine projected benefit obligations:
Discount rate (percentage)	4.20%	3.92%	4.89%
Rate of compensation increase (percentage)	4.00%	3.70%	4.31%
Weighted-average assumptions used to determine net pension costs:
Discount rate (percentage)	3.92%	4.89%	4.58%
Expected long-term rate of return on assets (percentage)	4.84%	5.58%	5.67%
Rate of compensation increase (percentage)	3.70%	4.31%	4.08%